Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 515,431	$ 980,206
Cash flows from (used in) financing activities	(104,053)	(793,257)
Cash flows from (used in) investing activities	(250,692)	(306,351)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	68,022	254,030
Cash flows from (used in) financing activities	(74,675)	(333,595)
Cash flows from (used in) investing activities	(8,859)	(3,619)
Vessels
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	24,267	21,556
Cash flows from (used in) financing activities	(21,606)	62,382
Cash flows from (used in) investing activities	(3,723)	(99,463)
Total
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	92,289	275,586
Cash flows from (used in) financing activities	(96,281)	(271,213)
Cash flows from (used in) investing activities	$ (12,582)	$ (103,082)